Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of non-derivative financial instruments and other liabilities

20.4 Non-derivative financial instruments and other liabilities: consolidated

				Book value		Fair value
	Note	Classification by category	Fair value hierarchy	2021	2020	2021	2020

Cash and cash equivalents	5
Cash and banks		Amortized cost		5,050,822	1,946,963	5,050,822	1,946,963
Financial investments		Fair value through profit or loss	Level 2	3,629,864	11,915,889	3,629,864	11,915,889
				8,680,686	13,862,852	8,680,686	13,862,852

Financial investments	6
LFT´s and LF´s		Fair value through profit or loss	Level 2	2,337,171	2,163,042	2,337,171	2,163,042
Time deposit investments		Amortized cost		106,271	53,941	106,271	53,941
Other		Fair value through profit or loss	Level 2	1,066,113	1,425,808	1,066,113	1,425,808
				3,509,555	3,642,791	3,509,555	3,642,791

Trade accounts receivable	7	Amortized cost		7,118,452	4,677,092	7,118,452	4,677,092
Trade accounts receivable	7	Fair value through other comprehensive income	Level 2	48,508	78,116	48,508	78,116

Trade payables	15	Amortized cost		12,164,730	9,953,548	12,164,730	9,953,548

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	30,322,998	34,963,651	33,690,876	37,155,060
Foreign currency - other borrowings			Level 2	4,703,059	5,959,493	4,696,970	6,371,070
Local currency			Level 2	465,258	1,499,400	451,899	2,591,920
				35,491,315	42,422,544	38,839,745	46,118,050

Braskem Idesa borrowings	17	Amortized cost
Project Finance			Level 2		7,700,072		11,486,114
Bonds			Level 1	11,939,268	4,729,587	12,197,524	4,411,259
Other			Level 2	849,859		931,141
				12,789,127	12,429,659	13,128,665	15,897,373

Debentures	18	Amortized cost	Level 2	196,918	236,115	195,570	248,778

Loan to non-controlling shareholder of Braskem Idesa	9(a)	Amortized cost		3,646,538	3,222,493	3,646,538	3,222,493

Leniency agreement	25	Amortized cost		1,123,296	1,474,350	1,123,296	1,474,350

Schedule of changes in derivative financial instruments

20.5 Derivative financial instruments

		Operation characteristics		Accumulated
	Fair value	Principal exposure		OCI (equity)			Net (Asset)/	Change in	Financial	Net (Asset)/
Identification	hierarchy		Derivatives	Extrinsic value	Intrinsic value	Fair value	Liability 2020	fair value	settlement	Liability 2021

Non-hedge accounting transactions
Exchange swap	Level 2	Argentine peso	Dollar				(3)	58	(52)	3
NCE swap	Level 2	Real	Dollar				145,144	48,726	(193,870)
Swap C3/PGP	Level 2	Propane	Propene				63,901	202,002	(251,604)	14,299
Swap Nafta/Gasolina	Level 2	Gasoline	Naphtha				7,046	13,315	(37,208)	(16,847)
							216,088	264,101	(482,734)	(2,545)

Hedge accounting transactions
Dollar call and put options	Level 2	Real	Dollar	(20,223)	(64,993)	(85,216)	144,801	143,336	(202,921)	85,216
Interest rate swaps	Level 2	Libor	Fixed rates				155,775	(52,164)	(103,611)
Dollar swap CDI	Level 2	Real	Dollar+Fixed rates			(502,508)	566,640	87,555	(151,687)	502,508
				(20,223)	(64,993)	(587,724)	867,216	178,727	(458,219)	587,724
Derivatives

Assets
Current assets							33,769			33,816
Non-current assets							34,091			51
Total							67,860			33,867
Liabilities
Current liabilities							592,251			256,131
Non-current liabilities							558,913			362,915
Total							1,151,164			619,046
Total (Liabilities (-)assets)							1,083,304			585,179

Schedule of non-derivative financial liabilities designated to hedge accounting

	Total nominal value	Total nominal value
	US$	R$

2024	288,854	1,611,950
2025	800,000	4,464,400
2028	1,250,000	6,975,626
2030	800,000	4,464,400
2031	800,000	4,464,400
2032	800,000	4,464,400
	4,738,854	26,445,177

Schedule of financial instruments designated for hedge

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Discontinued	Realized
		or realized	discontinued
	2020	hedge (*)	hedge	Designations	2021

Designated balance	5,274,854	(1,316,000)	380,000	400,000	4,738,854

(*)	Out of this amount, US$600,000 refers to hedges that were discontinued and US$716,000 that were realized in 2021.

Schedule of financial liability maturity

	Total nominal value	Total nominal value
	US$	R$

2024	288,854	1,611,950
2025	800,000	4,464,400
2028	1,250,000	6,975,626
2030	800,000	4,464,400
2031	800,000	4,464,400
2032	800,000	4,464,400
	4,738,854	26,445,177

Schedule of future hedged sales

The following table provides the balance of discontinued hedge accounting in 2021 (US$1,837,372), which is recorded in OCI and will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

Hedge discontinued - From first to fourth quarter 2022	719,000	2.0017	3.9786	1,421,391
Hedge discontinued - From first to fourth quarter 2023	718,372	2.0017	4.2698	1,629,321
Hedge discontinued - From third to fourth quarter 2024	400,000	2.0017	5.6430	1,456,520
	1,837,372			4,507,232

Schedule of exchange variation

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	150,000	2.0017	5.3747	505,946
Second quarter	186,000	2.0017	5.4739	645,837
Third quarter	180,000	2.0017	3.9786	355,842
Fourth quarter	200,000	2.0017	3.9786	395,380
	716,000			1,903,005

Schedule of changes in foreign exchange variation and income tax and social contribution

	Exchange		Net
	variation	Income taxes	effect

As of December 31, 2020	(13,095,288)	4,452,397	(8,642,891)

Exchange variation recorded in the period on OCI / Income taxes	(1,910,274)	649,493	(1,260,781)

Exchange variation transferred to profit or loss / Income taxes	1,903,004	(647,021)	1,255,983

As of December 31, 2021	(13,102,558)	4,454,869	(8,647,689)

The quarterly schedule of hedged exports in the following quarters of 2022 follows:

In 2022, realizations will be made at the discounted cash flow rates. The quarterly schedule of hedged exports in the following quarters of 2022 follows:

	Total nominal	Total nominal
	value US$	value R$

First quarter	175,000	976,588
Second quarter	208,000	1,160,744
Third quarter	186,000	1,037,973
Fourth quarter	150,000	837,075
	719,000	4,012,380

Schedule of designated and unrealized sales

	Nominal value	Nominal value
	US$	R$

2023	22,500	125,561
2024	22,500	125,561
2025	22,500	125,561
2026	82,500	460,391
2030	225,000	1,255,613
2031	225,000	1,255,613
2032	525,000	2,929,763
2033	525,000	2,929,763
2034	300,000	1,674,150
2035	300,000	1,674,150
	2,250,000	12,556,126

Schedule of financial instruments designated for hedge

					US$
		Discontinued	Realized discontinued	New
	2020	hedge	hedge	designations	2021

Designated balance	2,371,443	(1,622,370)	150,827	1,350,000	2,250,000

Schedule of designated financial liabilities maturities

	Nominal value	Nominal value
	US$	R$

2023	22,500	125,561
2024	22,500	125,561
2025	22,500	125,561
2026	82,500	460,391
2030	225,000	1,255,613
2031	225,000	1,255,613
2032	525,000	2,929,763
2033	525,000	2,929,763
2034	300,000	1,674,150
2035	300,000	1,674,150
	2,250,000	12,556,126

Schedule of discontinued hedge accounting

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge discontinued in May 16, 2016	9,917	13.4541	17.9915	44,997	12,284
Hedge discontinued in December 2, 2019	622,965	13.6665	19.6113	3,703,429	1,011,036
Hedge discontinued in December 10, 2019	24,839	13.4541	19.3247	145,821	39,809
Hedge discontinued in February 18,2020	703	13.4541	18.5712	3,598	982
Hedge discontinued in October 20,2021	1,262,496	13.6576	20.3587	8,460,057	2,309,596
	1,920,920			12,357,902	3,373,707

Schedule of exchange variation - Braskem Idesa

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial results due to the realization of sales designated and discontinued for this hedge in 2021:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	69,855	13.6534	19.9798	441,931	117,985
Second quarter	75,848	13.6515	20.5309	521,789	125,812
Third quarter	77,094	13.6518	19.8298	476,287	124,636
Fourth quarter	80,594	13.6512	20.1269	521,903	138,796
	303,391			1,961,910	507,229

Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa

The changes in foreign exchange variation and income taxes under OCI are as follows:

	Exchange		Net
	variation	Income taxes	effect

As of December 31, 2020	(2,534,135)	760,979	(1,773,156)

Exchange variation recorded in the period on OCI / Income taxes	(204,604)	61,381	(143,223)

Exchange variation transferred to profit or loss / Income taxes	507,228	(152,168)	355,060

As of December 31, 2021	(2,231,511)	670,192	(1,561,319)

Below is the quarterly schedule of hedged sales in US$ in 2022:

The realizations expected for 2022 will occur in accordance with the initial designation schedule, and the exchange variation recorded in other comprehensive income will be transferred to the financial results. Below is the quarterly schedule of hedged sales in US$ in 2022:

	Nominal value	Nominal value
	US$	R$

First quarter	29,136	162,594
Second quarter	72,612	405,210
Third quarter	72,612	405,210
Fourth quarter	78,844	439,992
	253,204	1,413,006

Schedule of trade accounts receivable by credit ratings

Schedule of trade accounts receivable by credit ratings

			(%)
		2021	2020
Minimal Risk		65.39	67.53
Low Risk		26.65	20.08
Medium Risk		6.02	10.43
High Risk		1.54	1.10
Very High Risk	(i)	0.40	0.86
(i)	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from the Company and pay in advance.

Schedule of default indicators
	Last 12 months
	Domestic market	Export market
December 31, 2021	0.01%	0.08%
December 31, 2020	0.05%	0.14%

Schedule of financial assets with and without risk assessment

		2021	2020
Financial assets with risk assessment
AAA		6,858,500	13,639,273
AA+		107,444	412,612
AA		816,408	735,755
AA-		73,888	199,405
A+		2,919,276	1,336,334
A		107,057	53,941
A-		236,969	91,487
BBB+		894	982,225
BBB		1,026,232	49
BBB-		554
BB+		50
BB		1,479
		12,148,751	17,451,081
Financial assets without risk assessment
Quotas of investment funds in credit rights		1,721
Other financial assets with no risk assessment	(i)	39,769	54,562
		41,490	54,562

Total		12,190,241	17,505,643

(i)	Investments approved by the Management, in accordance with the Financial Policy.

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario:

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario:

		Additional variations to the book value

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	1US$ = R$5,60	1US$ = R$6,32	1US$ = R$7,81

Real/US$ exchange rate
Bonds	(42,262,266)	(147,677)	(5,622,868)	(16,868,605)
Export prepayments	(46,249)	(162)	(6,153)	(18,460)
Financings for investiments in plants	(2,445,937)	(8,547)	(325,425)	(976,274)
SACE	(1,824,276)	(6,375)	(242,714)	(728,143)
Dollar call and put options (i)	(85,217)	(7,729)	(252,319)	(1,458,259)
Dollar swap x CDI	(502,508)	(8,388)	(212,589)	(632,005)
MONFORTE	(266,403)	(931)	(35,444)	(106,332)
Nexi	(120,200)	(420)	(15,992)	(47,977)
Other	(849,859)	(2,970)	(113,071)	(339,214)
Financial investments abroad	5,936,290	20,743	789,806	2,369,417

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	1,42%	0,3%	0,47%

Libor floating interest rate
Export prepayments	(46,249)	(19,280)	(1,373)	(4,118)
Nexi	(120,200)	(96,406)	(6,864)	(20,591)
SACE	(1,824,276)	(1,146,782)	(81,646)	(244,939)
MONFORTE	(266,403)	(86,426)	(6,153)	(18,460)
Financings for investiments in plants	(2,445,937)	(1,448,186)	(103,105)	(309,316)
Other	(849,859)	(289,804)	(20,633)	(61,899)

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	11,5%	11,88%	17,15%

CDI interest rate
Debentures	(47,109)	(3,833)	(4,508)	(14,472)
Financial investments in Brazil	4,480,620	95,609	111,898	335,975

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	5,03%	11,51%	14,4%

IPCA interest rate
Debêntures	(150,352)	24,477	(7,509)	(23,180)
BNDES	(435,778)	241,788	(87,535)	(291,961)
BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE	(4,616)	830	(260)	(809)

				Gain (losses)
	Exposure value as of	Probable	Reasonably possible	Possible
Instrument / Sensitivity	December 31, 2021	11,5%	11,88%	17,15%

Selic interest rate
Leniency agreement	(1,085,468)	(36,697)	(42,993)	(130,903)
Dollar swap x CDI	(502,508)	16,752	20,802	77,279

(i)	The Company is in the short position of a possible counterparty call.